Nature of Business - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended
	Apr. 09, 2014	May 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Nature Of Operations [Line Items]
Reverse stock split of common stock and preferred stock	0.1818
Initial public offering, shares issued		8,875,396
Share price of shares issued in initial public offering		$ 10.00
Proceeds from the initial public offering		$ 80,300,000
Underwriting discounts and commissions		6,200,000
Estimated offering expenses		$ 2,200,000
Convertible preferred stock converted into common shares		20,914,137
Common shares issued upon conversion of convertible preferred stocks		20,914,137
Common stock, shares authorized		200,000,000	200,000,000	140,000,000	140,000,000
Preferred Stock, shares authorized		10,000,000	0	116,020,270
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Over Allotment Option
Nature Of Operations [Line Items]
Initial public offering, shares issued		875,396
Subsequent Event [Member]
Nature Of Operations [Line Items]
Reverse stock split of common stock and preferred stock	0.1818